SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property Plant And Equipment Useful Life
Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Buildings	2.5

Schedule Of Amortization Rate Of Other Intangible Assets	The weighted average annual rates for other intangible assets are as follows:
%

Technology	13 - 25
Customer relationships	10 - 17
Patent	10

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The fair value of each option granted in 2014, 2015 and 2016 using the Binomial model, was estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2014	2015	2016

Contractual life	6 years	6 years	6 years
Expected exercise factor	1.5-2	1.5-2.5	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	48.9%	43.0%-44.1%	34.9%-42.4%
Risk-free interest rate	1.8%-1.9%	1.6%-1.8%	1.3%-1.7%

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), in the amount of $(11,679) and $(11,167) at December 31, 2015 and 2016, respectively, were as follows:

	December 31,
	2015	2016

Foreign currency translation differences	$(11,492)	$(11,021)
Unrealized losses on available-for-sale marketable securities, net of tax	(187)	(146)

	$(11,679)	$(11,167)